TAXES ON INCOME (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income before taxes, as reported in the consolidated statements of income	$ 18,873	$ 18,431	$ 16,554
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	5,001	4,609	4,139
Tax adjustment in respect of different tax rates	80	484	444
Deferred taxes on losses for which full valuation allowance was provided in the past	236	(304)	651
Changes in valuation allowance	0	0	(2,003)
Tax benefits in respect of prior years, net	(516)	203	(1,126)	[1]
Nondeductible expenses	82	95	20
Uncertain tax position and other differences	(2,576)	(3,512)	(2,031)	[2]
Income tax (tax benefit)	$ 2,307	$ 1,575	$ 94

[1]	In 2012, the Company reversed its write-off of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
[2]	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.